Condensed Statutory Basis Statements of Changes in Capital and Surplus, Unaudited - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Capital and surplus at beginning of period	$ 40,700	$ 39,989	$ 39,989	$ 39,447	$ 18,600
Net income	7	211	197	1,250	419
Change in net deferred income tax	341	(45)	241	209	387
Change in nonadmitted assets	(994)	386	233	(897)	(595)
Change in asset valuation reserve			40	(20)	(17)
Paid-in capital					20,653
Net additions (deductions)	(646)	552	711	542	20,847
Capital and surplus at end of period	$ 40,054	$ 40,541	$ 40,700	$ 39,989	$ 39,447